STOCKHOLERS' EQUITY (Details 2) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Numbers of Shares Outstanding, Beginning	750,000	750,000	0
Numbers of Shares Granted	2,800,000	0	750,000
Numbers of Shares Exercised	0	0
Numbers of Shares Expired/Forfeited	0	0
Numbers of Shares Outstanding, Ending	3,550,000	750,000	750,000
Weighted-average Exercise Price of Outstanding, Beginning	$ 0.01	$ 0	$ 0
Weighted-average Exercise Price of Granted shares	$ 1.00	$ 0	$ 0.01
Weighted-average Exercise Price of Exercised shares	$ 0	$ 0
Weighted-average Exercise Price of Expired/Forfeited shares	$ 0	$ 0
Weighted-average Exercise Price of Outstanding, Ending	$ 0.79	$ 0.01	$ 0
Weighted-average Remaining Contractual Term (years) Outstanding at September 30, 2014	8 years 3 months 22 days	8 years 10 months 24 days
Aggregate Intrinsic Value of outstanding at September 30, 2014	$ 5,535,000	$ 2,542,500